Dispositions of Sagfood (Malaysia) Sdn Bhd - Schedule of Disposed Subsidiary (Details) - 12 months ended Dec. 31, 2024 - Sagfood (Malaysia) Sdn Bhd [Member]	MYR (RM)	USD ($)
Schedule of Disposed Subsidiary [Line Items]
Revenue	RM 1,182,238	$ 264,459
Cost of sale	(239,299)	(53,530)
Selling and administrative expenses	(794,089)	(177,633)
Other income	4,001	895
Income tax expense	(21,462)	(4,801)
Net profit	131,389	29,390
Cash consideration
Less: Cash and cash equivalents disposed off	27,620	5,855
Net cash outflow from disposal of subsidiary	RM (27,620)	$ (5,855)